Description of the Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	75.00%
Participant compensation supplemental, percentage	73.00%
Matching percentage	4.00%
Participant compensation matched, percentage	1.00%
Participant compensation regular pay, percentage	8.00%
Maximum borrowing, amount	$ 50,000,000
Maximum borrowing, to total account, percentage	50.00%
Minimum borrowing, amount	$ 1,000,000
General loan, minimum borrowing term	6 months
General loan, maximum borrowing term	5 years
Primary residence, borrowing term	25 years
Notes receivable from participants	$ 124,294,748	$ 123,529,117
Automatic distributions threshhold	1,000
Forfeited nonvested account	1,366,027	419,496
Employee benefit plan, forfeited account balances used to pay of plan expenses	278,624
Forfeited nonvested account, decrease from employer contribution	2,317,403	$ 1,152,948
Net assets available for benefits per the financial statements	1,557,764
Participant contributions	$ 1,161,346,863
Minimum
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	100.00%
Participant loan, interest rate	2.23%
Maximum
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	2.00%
Participant loan, interest rate	10.25%